Performance Review and Management Discussion
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Report of the Independent Auditors

ANNUAL REPORT	DECEMBER 31, 2000

JIC Institutional Bond Fund I

JIC Institutional Bond Fund II

JIC Institutional Bond Fund III

Investment Adviser:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	December 31, 2000

Our Message to You	1

Performance Review and Management Discussion

JIC Institutional Bond Fund I	2

JIC Institutional Bond Fund II	3

JIC Institutional Bond Fund III	4

Portfolio of Investments

JIC Institutional Bond Fund I	5

JIC Institutional Bond Fund II	6-7

JIC Institutional Bond Fund III	8-9

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Change in Net Assets	12

Financial Highlights

JIC Institutional Bond Fund I	13

JIC Institutional Bond Fund II	13

JIC Institutional Bond Fund III	13

Notes to the Financial Statements	14-15

Report of the Independent Auditors	16

Trustees, Officers, Transfer Agent, Fund Accountant

Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 19, 2001

Dear Shareholder:

It is with great pleasure that we submit to you our first annual report to shareholders of the three JIC Institutional Bond Funds of Johnson Mutual Funds Trust. Our Investment Adviser to the Funds, Johnson Investment Counsel, Inc. is committed to serving your investment needs through these Institutional Fixed Income portfolios.

We sincerely appreciate the confidence you have placed in our ability to serve your needs. On the next several pages we have provided comments on the performance of each of the Funds since their inception date of August 31, 2000 through December 31, 2000. You will find in this Report the relative performance of each Fund as compared to an appropriate benchmark Index and other financial data and notes.

Thank you for the opportunity to help. As always, please feel free to call as you have questions.

Sincerely,

Timothy E. Johnson, President

Johnson Mutual Funds

JIC Institutional Bond Fund I	Performance Review – December 31, 2000

For periods ending December 31, 2000:

	Total Rates Return (a)

	4 Quarter	Since Inception

JIC Institutional Bond Fund I	2.67%	3.23%

Merrill Lynch 1-3 year

Government Corporate Index	2.66%	3.47%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund I was August 31, 2000.

How did the JIC Institutional Bond Fund I perform relative to the market?

The JIC Institutional Bond Fund I had a total return of 3.23% from inception to year-end 2000 compared to 3.47% for the Merrill Lynch 1-3 Year Government Corporate Index. While start-up costs weighed slightly on since inception performance, fourth quarter relative performance was a solid 2.67% for the Fund versus 2.66% for the Index. Interest rates declined during the period, producing total returns in excess of coupon returns.

The Fund is structured to capitalize on yield differentials between corporate bonds and Treasury bonds. Currently, the yield differential between these two sectors is exceptionally large and an emphasis on corporate bonds creates a portfolio with superior yield to the Index. However, the uncertainty with regard to the current economic outlook warrants an equal emphasis on a high-quality portfolio. Therefore, the portfolio maintains a relatively large weighting in the highest AAA-rated securities and its corporate bond portfolio is skewed toward the higher quality issuers.

JIC Institutional Bond Fund I Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund II	Performance Review – December 31, 2000

For periods ending December 31, 2000:

	Total Rates Return (a)

	4 Quarter	Since Inception

JIC Institutional Bond Fund II	3.86%	4.49%

Merrill Lynch 3-5 year

Government Corporate Index	3.72%	4.85%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 Year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund II was August 31, 2000.

How did the JIC Institutional Bond Fund II perform relative to the market?

The JIC Institutional Bond Fund II had a total return of 4.49% from inception to year-end 2000 compared to 4.85% for the Merrill Lynch 3-5 Government Corporate Year Index. While start-up costs weighed slightly on since inception performance, fourth quarter relative performance was solid 3.86% for the Fund versus 3.72% for the Index. Interest rates declined during the period, producing total returns in excess of coupon returns.

The Fund is structured to capitalize on yield differentials between corporate bonds and Treasury bonds. Currently, the yield differential between these two sectors is exceptionally large and an emphasis on corporate bonds creates a portfolio with superior yield to the Index. However, the uncertainty with regard to the current economic outlook warrants an equal emphasis on a high-quality portfolio. Therefore, the portfolio maintains a relatively large weighting in the highest AAA-rated securities and its corporate bond portfolio is skewed toward the higher quality issuers.

JIC Institutional Bond Fund II Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund III	Performance Review – December 31, 2000

For periods ending December 31, 2000:

	Total Rates Return (a)

	4 Quarter	Since Inception

JIC Institutional Bond Fund III	4.49%	4.72%

Merrill Lynch 5-7 year

Government Corporate Index	4.66%	5.75%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 Year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund III was August 31, 2000.

How did the JIC Institutional Bond Fund III perform relative to the market?

The JIC Institutional Bond Fund III had a total return of 4.72% from inception to year-end 2000 compared to 5.75% for the Merrill Lynch 5-7 Government Corporate Year Index. While start-up costs weighed slightly on since inception performance, fourth quarter relative performance was solid 4.49% for the Fund versus 4.66% for the Index. Interest rates declined during the period, producing total returns in excess of coupon returns.

The Fund is structured to capitalize on yield differentials between corporate bonds and Treasury bonds. Currently, the yield differential between these two sectors is exceptionally large and an emphasis on corporate bonds creates a portfolio with superior yield to the Index. However, the uncertainty with regard to the current economic outlook warrants an equal emphasis on a high-quality portfolio. Therefore, the portfolio maintains a relatively large weighting in the highest AAA-rated securities and its corporate bond portfolio is skewed toward the higher quality issuers.

JIC Institutional Bond Fund III Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2000

Fixed Income Securities — Bonds	Face Value	Dollar Value

Finance

Aetna Services, Inc., 6.75% Due 8/15/01	1,000,000	1,001,250

Aristar Inc., 6.00% Due 8/01/01	1,000,000	997,500

Associates Corporation, N.A., 5.75% Due 11/01/03	1,000,000	986,250

Comerica Bank, 7.25% Due 10/15/02	1,000,000	1,016,250

General Motors, 6.375% Due 12/01/01	1,000,000	1,001,250

Household Finance Corporation, 6.00% Due 5/01/04	1,000,000	981,250

International Lease Finance Corporation, 5.85% Due 11/25/03	1,000,000	986,250

Mercantile Bank, 7.625% Due 10/15/02	1,000,000	1,022,500

Wachovia Bank Corporation, 6.70% Due 6/21/04	1,000,000	1,008,750

Wells Fargo & Company, 7.25% Due 8/24/05	1,000,000	1,041,250

Total Finance: 20.60%		$10,042,500

Industrial

Dupont EI Nemour, 6.75% Due 10/15/04	1,000,000	1,023,750

Eli Lilly, 6.25% Due 3/15/03	1,000,000	1,007,500

General Electric, 6.52% Due 10/08/02	1,000,000	1,010,000

General Mills Incorporated, 7.00% Due 4/17/02	1,000,000	1,008,750

Procter & Gamble Global Bond, 6.6% Due 12/15/04	1,000,000	1,027,500

Quaker Oats, 9.15% Due 11/15/02	1,000,000	1,051,250

Sears Roebuck, 5.63% Due 2/07/01	1,000,000	998,750

Sonoco Products, 5.875% Due 11/01/03	1,000,000	986,250

The Tribune Company, 5.75% Due 9/15/03	1,000,000	983,750

Total Industrial: 18.70%		$9,097,500

Utilities

Consolidated Edison Corporation, 6.375% Due 4/01/03	1,000,000	998,750

Public Service Electric & Gas Company, 7.19% Due 9/06/02	1,000,000	1,016,250

South Carolina Electric and Gas, 6.25%, Due 12/15/03	1,000,000	996,250

Total Utilities: 6.20%		$3,011,250

United States Government Agency Obligations

Federal Home Loan Bank, 6.00%, Due 8/15/02	7,000,000	7,041,160

Federal National Mortgage Association, 4.625% Due 10/15/01	7,000,000	6,932,863

Federal National Mortgage Association, 5.75% Due 4/15/03	1,000,000	1,003,453

Total United States Government Agency Obligations: 30.80%		$14,977,476

United States Government Treasury Obligations

United States Treasury Note, 5.75% Due 8/15/03	2,500,000	2,537,108

United States Treasury Note, 6.375% Due 8/15/02	2,750,000	2,797,293

United States Treasury Note, 7.50% Due 11/15/01	4,500,000	4,573,193

Total United States Government Treasury Obligations: 20.30%		$9,907,594

Total Fixed Income — Bonds: 96.60%		$47,036,320

(Fixed Income Identified Cost $46,499,070)

Cash Equivalents

Dreyfus U.S. Treasury Prime Money Market Fund 5.70% yield		1,663,925

Total Cash Equivalents: 3.40%		$1,663,925

(Cash Equivalents Identified Cost $1,663,925)

Total Portfolio Value: 100.00%		$48,700,245

(Total Portfolio Identified Cost $48,162,995)

Other Assets Less Liabilities		$726,969

Total Net Assets		$49,427,214

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2000

Fixed Income Securities — Bonds	Face Value	Dollar Value

Finance

Aetna Services, Inc., 6.75% Due 8/15/01	500,000	500,625

American Express, 6.875% Due 11/01/05	500,000	512,500

Aristar Inc., 6.00% Due 8/01/01	500,000	498,750

Associates Corporation, N.A., 5.75% Due 11/01/03	500,000	493,124

Citicorp, 7.125% Due 5/15/06	500,000	510,625

Comerica Bank, 7.25% Due 10/15/02	500,000	508,125

Household Finance Corporation, 6.00% Due 5/01/04	500,000	490,624

International Lease Finance Corporation, 5.85% Due 11/25/03	500,000	493,125

Mercantile Bank, 7.625% Due 10/15/02	500,000	511,250

Merrill Lynch, 6.00% Due 1/15/01	500,000	500,000

PNC Funding Corp., 6.875% Due 7/15/07	500,000	500,625

Wachovia Bank Corporation, 6.70% Due 6/21/04	500,000	504,375

Wells Fargo & Company, 7.25% Due 8/24/05	500,000	520,625

Total Finance: 13.80%		$6,544,373

Industrial

CB Emerson Electric, 7.875% Due 6/01/05	500,000	536,875

Dupont EI Nemour, 6.75% Due 10/15/04	500,000	511,875

Eli Lilly, 6.25% Due 3/15/03	500,000	503,750

Gap Incorporated, 6.90% Due 9/15/07	450,000	430,313

General Electric, 6.52% Due 10/08/02	500,000	504,376

General Mills Incorporated, 7.00% Due 4/17/02	500,000	505,000

Gillette Company, 5.75% Due 10/15/05	500,000	495,625

Honeywell International, 6.20% Due 2/01/08	500,000	490,000

IBM Corporation, 6.45% Due 8/01/07	500,000	501,250

Lucent Technologies, 5.50% Due 11/15/08	500,000	397,500

McDonald’s Corporation, 5.95% Due 1/15/08	425,000	419,688

PPG Industries, 6.875% Due 8/01/05	500,000	512,100

Procter & Gamble Global Bond, 6.60% Due 12/15/04	500,000	513,750

Sears Roebuck, 5.63% Due 2/07/01	500,000	499,375

The Tribune Company, 5.75% Due 9/15/03	500,000	491,875

Wal-Mart Stores, 6.875% Due 8/10/09	500,000	522,500

Walt Disney Company, 5.80% Due 10/27/08	500,000	483,125

Total Industrial: 17.60%		$8,318,977
Utilities

Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	494,375

Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	499,375

Enron Corporation, 7.125% Due 5/15/07	500,000	514,375

GTE Corporation, 7.51% Due 4/01/09	500,000	517,500

Public Service Electric & Gas Company, 7.19% Due 9/06/02	500,000	508,125

South Carolina Electric and Gas, 6.25%, Due 12/15/03	500,000	498,125

Total Utilities: 6.40%		$3,031,875

United States Government Agency Obligations

Federal Home Loan Bank, 6.00%, Due 8/15/02	500,000	502,940

Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,054,440

Federal Home Loan Mortgage Corp., 7.10% Due 4/10/07	1,000,000	1,066,175

Federal National Mortgage Association, 4.625% Due 10/15/01	1,000,000	990,409

Federal National Mortgage Association, 5.125% Due 2/13/04	6,000,000	5,929,266

Federal National Mortgage Association, 5.75% Due 4/15/03	1,000,000	1,003,453

Tennessee Valley Authority, 6.375% Due 6/15/05	6,000,000	6,142,500

Total United States Government Agency Obligations: 37.40%		$17,689,183

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2000

Fixed Income Securities — Bonds	Face Value	Dollar Value

United States Government Treasury Obligations

United States Treasury Note, 5.50% Due 2/15/08	500,000	509,597

United States Treasury Note, 5.75% Due 8/15/03	500,000	507,422

United States Treasury Note, 5.875% Due 2/15/04	4,550,000	4,643,120

United States Treasury Note, 6.375% Due 8/15/02	400,000	406,879

United States Treasury Note, 6.50% Due 8/15/05	2,250,000	2,379,074

United States Treasury Note, 6.625% Due 5/15/07	500,000	539,313

United States Treasury Note, 7.00% Due 7/15/06	1,000,000	1,088,701

United States Treasury Note, 7.50% Due 11/15/01	1,000,000	1,016,265

Total United States Government Treasury Obligations: 23.50%		$11,090,371

Total Fixed Income — Bonds: 98.70%		$46,674,779

(Fixed Income Identified Cost $46,617,007)

Cash Equivalents

Dreyfus U.S. Treasury Prime Money Market Fund 5.70% yield		591,481

Total Cash Equivalents: 1.30%		$591,481

(Cash Equivalents Identified Cost $591,481)

Total Portfolio Value: 100.00%		$47,266,260

(Total Portfolio Identified Cost $46,208,488)

Other Assets Less Liabilities		$755,309

Total Net Assets		$48,021,569

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2000

Fixed Income Securities — Bonds	Face Value	Dollar Value

Finance

Aetna Services, Inc., 6.75% Due 8/15/01	500,000	500,625

Allstate Corporation, 7.20% Due 12/01/09	500,000	512,500

American Express, 6.875% Due 11/01/05	500,000	512,500

American General Finance, 8.125% Due 8/15/09	500,000	538,750

Aristar Inc., 6.00% Due 8/01/01	500,000	498,750

Associates Corporation, N.A., 5.75% Due 11/01/03	500,000	493,125

Comerica Bank, 7.25% Due 10/15/02	500,000	508,125

Household Finance Corporation, 6.00% Due 5/01/04	500,000	490,625

International Lease Finance Corporation, 5.85% Due 11/25/03	500,000	493,125

Mellon Financial Company, 6.70% Due 3/01/08	500,000	497,500

Mercantile Bank, 7.625% Due 10/15/02	500,000	511,250

Merrill Lynch, 6.00% Due 1/15/01	500,000	500,000

National City Bank, 6.25% Due 3/15/11	500,000	468,125

PNC Funding Corp., 6.875% Due 7/15/07	500,000	500,625

Suntrust Banks Inc., 7.75% Due 5/01/10	500,000	523,750

Wachovia Bank Corporation, 6.70% Due 6/21/04	500,000	504,375

Wells Fargo & Company, 7.25% Due 8/24/05	500,000	520,625

Total Finance: 20.10%		$8,574,375

Industrial

CB Emerson Electric, 7.875% Due 6/01/05	500,000	536,875

Dupont EI Nemour, 6.75% Due 10/15/04	500,000	511,875

Eli Lilly & Company, 8.375% Due 12/01/06	500,000	551,250

Gap Incorporated, 6.90% Due 9/15/07	450,000	430,313

General Electric, 6.52% Due 10/08/02	500,000	505,000

General Mills Incorporated, 7.00% Due 4/17/02	500,000	504,375

Gillette Company, 5.75% Due 10/15/05	500,000	495,625

Hertz Corporation, 6.25% Due 3/15/09	500,000	470,625

Honeywell International, 6.20% Due 2/01/08	500,000	490,000

IBM Corporation, 6.45% Due 8/01/07	500,000	501,250

Lowes Companies Inc., 8.25% Due 6/01/10	500,000	526,250

Lucent Technologies, 5.50% Due 11/15/08	500,000	397,500

McDonald’s Corporation, 8.875% Due 4/01/11	500,000	583,750

Motorola Inc., 7.625% Due 11/15/10	500,000	514,372

Procter & Gamble Global Bond, 6.60% Due 12/15/04	500,000	513,750

Sears Roebuck, 5.63% Due 2/07/01	500,000	499,375

Texaco Capital, 6.00% Due 6/15/05	500,000	501,250

Wal-Mart Stores, 6.875% Due 8/10/09	500,000	522,500

Walt Disney Company, 5.80% Due 10/27/08	500,000	483,125

Washington Post, 5.50% Due 2/15/09	500,000	465,000

Total Industrial: 23.40%		$10,004,060

Utilities

Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	499,375

Enron Corporation, 7.125% Due 5/15/07	500,000	514,375

GTE Corporation, 7.51% Due 4/01/09	500,000	517,500

Pacific Telephone & Telegraph, 6.50% Due 7/01/03	500,000	500,000

Public Service Electric & Gas Company, 7.19% Due 9/06/02	500,000	508,125

Total Utilities: 5.90%		$2,539,375

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2000

Fixed Income Securities — Bonds	Face Value	Dollar Value

United States Government Agency Obligations

Federal Home Loan Bank, 5.50% Due 12/11/13	1,000,000	937,084

Federal Home Loan Bank, 6.00%, Due 8/15/02	1,000,000	1,005,880

Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	541,875

Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	473,069

Federal Home Loan Mortgage Corp., 5.95% Due 1/19/06	1,000,000	1,008,097

Federal Home Loan Mortgage Corp., 7.00% Due 3/15/10	500,000	535,037

Federal Home Loan Mortgage Corp., 7.10% Due 4/10/07	6,000,000	6,397,050

Federal National Mortgage Association, 5.125% Due 2/13/04	1,000,000	988,211

Federal National Mortgage Association, 5.25% Due 1/15/09	500,000	476,377

Student Loan Mortgage Association, 7.375% Due 8/01/11	500,000	550,000

Tennessee Valley Authority, 6.375% Due 6/15/05	1,000,000	1,023,750

Total United States Government Agency Obligations: 32.60%		$13,936,430

United States Government Treasury Obligations

United States Treasury Note, 5.50% Due 2/15/08	1,000,000	1,019,195

United States Treasury Note, 5.75% Due 8/15/03	500,000	507,422

United States Treasury Note, 5.875% Due 2/15/04	500,000	510,233

United States Treasury Note, 6.375% Due 8/15/02	250,000	254,300

United States Treasury Note, 6.50% Due 8/15/05	500,000	528,683

United States Treasury Note, 6.625% Due 5/15/07	1,000,000	1,078,625

United States Treasury Note, 7.0% Due 7/15/06	2,500,000	2,721,753

United States Treasury Note, 7.5% Due 11/15/01	500,000	508,133

Total United States Government Treasury Obligations: 16.80%		$7,128,344

Total Fixed Income — Bonds: 98.80%		$42,182,584

(Fixed Income Identified Cost $40,957,079)

Cash Equivalents

Dreyfus U.S. Treasury Prime Money Market Fund 5.70% yield		503,832

Total Cash Equivalents: 1.20%		$503,832

(Cash Equivalents Identified Cost $503,832)

Total Portfolio Value: 100.00%		$42,686,416

(Total Portfolio Identified Cost $41,460,911)

Other Assets Less Liabilities		$723,792

Total Net Assets		$43,410,208

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/00	12/31/00	12/31/00

Assets:

Investment Securities at Market Value*	$48,700,245	$47,266,260	$42,686,416

Dividends and Interest Receivable	$740,785	$769,437	$736,941

Total Assets	$49,441,030	$48,035,697	$43,423,357

Liabilities:

Accrued Management Fees	$12,516	$12,128	$10,949

Fund Shares Redeemed Payable	$1,300	$2,000	$2,200

Total Liabilities	$13,816	$14,128	$13,149

Net Assets	$49,427,214	$48,021,569	$43,410,208

Net Assets Consist of:

Paid in Capital	$48,890,366	$46,964,483	$42,184,391

Undistributed Net Investment Income	($369)	($277)	$410

Undistributed Net Realized Gain (Loss) from Security Transactions	($33)	($409)	($98)

Net Unrealized Gain (Loss) on Investments	$537,250	$1,057,772	$1,225,505

Net Assets	$49,427,214	$48,021,569	$43,410,208

Shares Outstanding	3,248,918	3,118,535	2,815,485

Offering, Redemption and

Net Asset Value Per Share	$15.21	$15.40	$15.42

*Identified Cost of Securities	$48,162,995	$46,208,488	$41,460,911

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

Statement of Operations

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/00	12/31/00	12/31/00

Investment Income:

Interest	$750,711	$695,104	$712,880

Dividends	$0	$0	$0

Total Investment Income	$750,711	$695,104	$712,880

Expenses:

Gross Management Fee	$33,562	$31,321	$31,463

Total Expenses	$33,562	$31,321	$31,463

Net Investment Income	$717,149	$663,783	$681,417

Realized and Unrealized Gains (Losses):

Net Realized Gain (Loss) from Security Transactions	($33)	($409)	($98)

Net Unrealized Gain (Loss) on Investments	$537,250	$1,057,772	$1,225,505

Net Gain (Loss) on Investments	$537,217	$1,057,363	$1,225,407

Net Increase (Decrease) in Assets from Operations	$1,254,366	$1,721,146	$1,906,824

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

Statement of Changes in Net Assets

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/00	12/31/00	12/31/00

Operations:

Net Investment Income	$717,149	$663,783	$681,417

Net Realized Gain (Loss)

from Security Transactions	($33)	($409)	($98)

Net Unrealized Gain (Loss)

on Investments	$537,250	$1,057,772	$1,225,505

Net Increase (Decrease) in

Assets from Operations	$1,254,366	$1,721,146	$1,906,824

Distributions to Shareholders:

Net Investment Income	($717,518)	($664,060)	($681,007)

Net Realized Gain from

Security Transactions	$0	$0	$0

Net (Decrease) in Assets

from Distributions	($717,518)	($664,060)	($681,007)

Capital Share Transactions:

Proceeds From Sale of Shares	$50,274,148	$47,848,829	$43,302,159

Net Asset Value of Shares Issued on

Reinvestment of Dividends/Gains	$0	$0	$0

Cost of Shares Redeemed	($1,383,782)	($884,346)	($1,117,768)

Net Increase in Assets from

Capital Share Transactions	$48,890,366	$46,964,483	$42,184,391

Net Change in Net Assets	$49,427,214	$48,021,569	$43,410,208

Net Assets at Beginning of Period	$0	$0	$0

Net Assets at End of Period	$49,427,214	$48,021,569	$43,410,208

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	August 31, 2000 — December 31, 2000

Selected Data for a Share Outstanding Throughout the Period:

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Net Asset Value Beginning of Period	$15.00	$15.00	$15.00

Operations:

Net Investment Income	0.27	0.27	0.28

Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	0.40	0.42

Total Operations	$0.48	$0.67	$0.70

Distributions:

Dividends from Net Investment Income	(0.27)	(0.27)	(0.28)

Distributions from Net Realized Capital Gains	0.00	0.00	0.00

Total Distributions	$(0.27)	$(0.27)	$(0.28)

Net Asset Value at End of Period	$15.21	$15.40	$15.42

Total Return	3.23%	4.49%	4.72%

Net Assets End of Period (Millions)	$49.43	$48.02	$43.41

Ratios (1)

Ratio of Expenses to

Average Net Assets	0.30%	0.30%	0.30%

Ratio of Net Income to

Average Net Assets	6.88%	6.77%	7.09%

Portfolio Turnover Rate	4.04%	0.51%	2.79%

(1) Ratios are annualized.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 1 to 3 year bonds. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 3 to 5 year bonds. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 5 to 7 year bonds.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Funds’ average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period August 31 – December 31, 2000 as indicated below.

Fund	Fee	Fee

JIC Institutional Bond Fund I	0.30%	$33,562

JIC Institutional Bond Fund II	0.30%	$31,321

JIC Institutional Bond Fund III	0.30%	$31,463

4) Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 2000 of $5,500 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $16,500 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

NOTES TO THE FINANCIAL STATEMENTS

4) Related Party Transactions (con’t):

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, Covie and Company could be deemed to control or have discretion over owning in aggregate more than 25% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During August 31, 2000 through December 31, 2000, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

JIC Institutional Bond Fund I	$37,504,082	$995,814	$10,210,547	$254,737

JIC Institutional Bond Fund II	$34,722,728	$46,353	$11,013,042	$101,895

JIC Insitutional Bond Fund III	$34,501,153	$535,938	$7,229,595	$254,737

6) Capital Share Transactions:

As of December 31, 2000, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period August 31 – December 31, 2000:

	JIC Institutional	JIC Institutional	JIC Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shares Sold to Investors	3,340,498	3,176,859	2,889,537

Shares Issued on Reinvestment Dividends	0	0	0

Subtotal	3,340,498	3,176,859	2,889,537

Shares Redeemed	(91,580)	(58,324)	(74,052)

Net Increase/Decrease During Period	3,248,918	3,118,535	2,815,485

Shares Outstanding:

August 31, 2000 (Beginning of Period)	0	0	0

December 31, 2000 (End of Period)	3,248,918	3,118,535	2,815,485

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2000 was the same as identified cost. As of December 31, 2000 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

JIC Institutional Bond Fund I	$544,425	($7,175)	$537,250

JIC Institutional Bond Fund II	$1,115,785	($58,013)	$1,057,772

JIC Institutional Bond Fund III	$1,279,481	($53,976)	$1,225,505

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145
Phone: (440) 835-8500
Fax:     (440) 835-1093

INDEPENDENT AUDITOR’S REPORT

To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III (three of the portfolios constituting the Johnson Mutual Funds Trust (“the Trust”)) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA’s, Inc.
Westlake, Ohio
January 16, 2001

Trustees and Officers
Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President
Richard T. Miller	Vice President
Dianna J. Rosenberger	CFO, Treasurer
David C. Tedford	Secretary

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust’s prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254